Statement of Income - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Operating Expenses
Professional Fees	$ 110,932	$ 115,469
Consulting	266,606	140,364
Research and Development Expense	393,307	128,387
General and Administrative Expense	498,380	384,058
Operating Expenses	1,269,225	768,278
Operating Income (Loss)	(1,269,225)	(768,278)
Interest and Debt Expense
Interest Expense	155,090	(325,989)
Settlement Expense		1,101,685
Derivative Loss On Derivative	(578,215)	674,656
Interest and Debt Expense	(423,125)	1,450,352
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(846,100)	(2,218,630)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(846,100)	(2,218,630)
Net Income (Loss) Attributable to Parent	(846,100)	(2,218,630)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (846,100)	$ (2,218,630)
Earnings Per Share
Earnings Per Share, Basic	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	123,653,300	102,456,356
Earnings Per Share, Diluted	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	123,653,300	102,456,356